Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Future Minimum Rental Payments

Future minimum rental payments under the leases having an initial or remaining non-cancelable term in excess of one year are as follows at June 30, 2013:

Years Ending June 30:
2014	$1,957
2015	1,892
2016	1,774
2017	1,355
2018	1,244
Thereafter	4,808

Total minimum payments required	$13,030

Future minimum rental payments under the leases having an initial or remaining non-cancelable term in excess of one year are as follows at December 31, 2012:

Year Ending December 31,	Amount
2013	$1,599,763
2014	1,396,034
2015	1,359,994
2016	1,106,919
2017	894,757
Thereafter	3,899,368

$10,256,835

Company's Required and Actual Net Worth

The Company’s required and actual net worth amounts are presented in the following table:

	December 31, 2012		December 31, 2011
	Net Worth (1)	Net Worth Required	Net Worth (1)	Net Worth Required
HUD	$51,436,841	$1,000,000	$10,125,941	$1,000,000
GNMA	$51,436,841	$5,779,739	$10,125,941	$3,736,186
FNMA	$51,436,841	$2,500,000	$10,125,941	$2,500,000
Various States	$51,436,841	$0-$1,000,000	$10,125,941	$0-$1,000,000

(1)	Calculated in compliance with the respective agency’s requirements